CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 111,180,139	$ 91,667,392
Restricted cash	1,556,852	2,225,882
Short-term investments	9,993,720	10,267,178
Accounts receivable, net of allowance for doubtful accounts	16,693,959	15,299,525
Notes receivable		1,645,263
Inventory	32,888,645	22,671,041
Prepaid advertising expenses	11,654,922	8,433,014
Other prepaid expenses and current assets, net of allowance for doubtful accounts	9,928,245	9,599,082
Deferred tax assets, net	3,465,795	4,188,288
Total current assets	197,362,277	165,996,665
Prepaid land use right	8,105,061	7,423,358
Property and equipment, net	29,803,901	19,307,886
Acquired intangible assets, net	2,126,596	2,560,753
Long-term investments		8,681,902
Investments in affiliates	6,794,955	7,911,525
Other long-term assets	1,482,881	2,749,568
Total assets	245,675,671	214,631,657
Current liabilities:
Accounts payable	21,023,807	12,854,188
Accrued expenses and other current liabilities	18,910,178	11,261,381
Notes payable	4,411,840	2,212,292
Income taxes payable	3,603,813	3,678,693
Dividend payable	467	15,177
Total current liabilities	47,950,105	30,021,731
Deferred tax liability	831,006	790,627
Total liabilities	48,781,111	30,812,358
Commitments and contingencies (Note 21)
Acorn International, Inc. shareholders' equity:
Ordinary shares ($0.01 par value; 100,000,000 shares authorized 93,904,748 and 94,566,617 shares issued and 89,276,915 and 89,938,784 shares outstanding as of December 31, 2010 and 2011, respectively)	945,666	939,047
Additional paid-in capital	160,632,659	159,630,208
Retained earnings	15,960,272	10,837,013
Accumulated other comprehensive income	30,320,856	22,480,106
Treasury stock, at cost (4,627,833 and 4,627,833 shares as of December 31, 2010 and 2011, respectively)	(11,463,946)	(11,463,946)
Total Acorn International, Inc. shareholders' equity	196,395,507	182,422,428
Noncontrolling interests	499,053	1,396,871
Total equity	196,894,560	183,819,299
Total liabilities and equity	245,675,671	214,631,657
Variable Interest Entity, Primary Beneficiary
Current assets:
Cash and cash equivalents	9,656,526	22,398,507
Restricted cash	185,688	300,482
Accounts receivable, net of allowance for doubtful accounts	11,774,304	9,889,702
Inventory	4,121,860	3,359,935
Prepaid advertising expenses	5,237
Other prepaid expenses and current assets, net of allowance for doubtful accounts	2,313,715	2,541,394
Deferred tax assets, net	1,974,147	993,896
Total current assets	30,031,477	39,483,916
Property and equipment, net	6,221,060	3,274,242
Other long-term assets		339,741
Total assets	36,252,537	43,097,899
Current liabilities:
Accounts payable	3,248,635	810,444
Accrued expenses and other current liabilities	8,023,493	4,093,751
Income taxes payable		74,170
Total liabilities	$ 11,272,128	$ 4,978,365